Exhibit 99.2

AMERICAN HONDA FINANCE CORPORATION

Honda Auto Receivables 2013-1 Owner Trust

Regulation AB - Item 1100 (b)(3) - Supplemental Historical Information

February 2016

Loss and Cumulative Loss information	Current Month		Cumulative
For Assets Experiencing a Loss:	Units	Amount	Units	Amount
Gross Principal on Defaulted Receivables	8	44,659.57	694	9,818,314.69
Liquidation Proceeds and Recoveries on Defaulted Receivables	171	134,612.10	636	6,060,297.41
Net Loss Amount	8	(89,952.53)	694	3,758,017.28
Net Loss % of Average Portfolio Balance (Annualized)		-0.74%
Cumulative Net Loss % of Initial Balance				0.29%
Average Net Loss of Assets Experiencing a Loss				5,415.01